Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flow, Operating Activities, Lessee [Abstract]
Operating cash flows from operating leases	$ 116,994	$ 110,278	$ 345,302	$ 330,833	$ 441,111	$ 428,263